Income Taxes (Details) - Schedule of Net Deferred Tax Assets - Previously Reported [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Net Deferred Tax Assets [Line Items]
Net operating loss carryforward		$ 344
Startup costs	283,689	445
Accrued interest – Trust	(119,625)
Total deferred tax assets	164,063	789
Valuation allowance	(283,689)	(789)
Deferred tax liability	$ (119,625)